Investment Securities and Mortgage-Backed Securities	12 Months Ended
Dec. 31, 2011
Investment Securities And Mortgage-Backed Securities
Investment Securities and Mortgage-Backed Securities
2.	Investment Securities and Mortgage-Backed Securities

The following table summarizes the amortized cost and fair value of the securities available-for-sale and securities held-to-maturity at December 31, 2011 and 2010 and the corresponding amounts of gross unrealized gains and losses recognized in accumulated other comprehensive income (loss) and gross unrecognized gains and losses:

		2011
	Amortized	Gross Unrealized		Fair
	Cost	Gains	Losses	Value
Available-for-sale
Investment Securities
Debt securities:
U. S. Agencies	$30,422,316	$172,868	$(17,206)	$30,577,978
Corporate	38,924,984	395,037	(2,240,060)	37,079,961
Trust preferred securities	6,266,366	—	(2,651,506)	3,614,860
State and municipals	45,524,498	2,509,938	—	48,034,436
Small Business Administration	9,994,830	159,986	(4,224)	10,150,592
	$131,132,994	$3,237,829	$(4,912,996)	$129,457,827
Residential Mortgage-Backed Securities
Fannie Mae	$34,618,961	$818,913	$—	$35,437,874
Freddie Mac	7,160,805	222,023	—	7,382,828
Government National Mortgage Assoc	22,124,507	893,393	—	23,017,900
Collateralized Mortgage Obligations	2,079,149	18,658	(89,070)	2,008,737
	$65,983,422	$1,952,987	$(89,070)	$67,847,339
Total available-for-sale	$197,116,416	$5,190,816	$(5,002,066)	$197,305,166

		2011
	Amortized	Gross Unrecognized		Fair
	Cost	Gains	Losses	Value
Held-to-maturity
Investment Securities
Debt securities:
U. S. Agencies	$13,626,745	$192,658	$—	$13,819,403
State and municipals	8,161,012	1,102,047	—	9,263,059
Small Business Administration	503,493	5,563	—	509,056
	$22,291,250	$1,300,268	$—	$23,591,518
Residential Mortgage-Backed Securities
Fannie Mae	$14,131,508	$450,044	$—	$14,581,552
Freddie Mac	4,630,790	111,961	—	4,742,751
Government National Mortgage Assoc	6,145,362	203,020	—	6,348,382
	$24,907,660	$765,025	$—	$25,672,685
Total held-to-maturity	$47,198,910	$2,065,293	$—	$49,264,203

		2010
	Amortized	Gross Unrealized		Fair
	Cost	Gains	Losses	Value
Available-for-sale
Investment Securities
Debt securities:
U. S. Agencies	$70,214,246	$136,289	$(1,205,122)	$69,145,413
Corporate	25,139,215	156,973	(1,042,765)	24,253,423
Trust preferred securities	6,857,958	—	(3,455,057)	3,402,901
State and municipals	50,249,041	529,172	(1,707,993)	49,070,220
Small Business Administration	3,027,241	—	(91,247)	2,935,994
	$155,487,701	$822,434	$(7,502,184)	$148,807,951
Residential Mortgage-Backed Securities
Fannie Mae	$38,331,436	$287,881	$(511,260)	$38,108,057
Freddie Mac	14,928,162	172,655	(150,777)	14,950,040
Government National Mortgage Assoc	22,164,654	276,955	(307,353)	22,134,256
Collateralized Mortgage Obligations	3,700,819	8,548	(231,804)	3,477,563
	$79,125,071	$746,039	$(1,201,194)	$78,669,916
Total available-for-sale	$234,612,772	$1,568,473	$(8,703,378)	$227,477,867

		2010
	Amortized	Gross Unrecognized		Fair
	Cost	Gains	Losses	Value
Held-to-maturity
Investment Securities
Debt securities:
U. S. Agencies	$3,998,308	$139,892	$—	$4,138,200
State and municipals	8,270,081	483,578	—	8,753,659
Small Business Administration	663,269	—	(123)	663,146
	$12,931,658	$623,470	$(123)	$13,555,005
Residential Mortgage-Backed Securities
Fannie Mae	$5,566,395	$177,188	$—	$5,743,583
Freddie Mac	1,306,248	27,028	—	1,333,276
Government National Mortgage Assoc	4,339,305	98,583	—	4,437,888
	$11,211,948	$302,799	$—	$11,514,747
Total held-to-maturity	$24,143,606	$926,269	$(123)	$25,069,752

The amortized cost and fair value of the investment securities portfolio are shown by expected maturities. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	December 31, 2011
	Amortized	Fair
	Cost	Value
Available-for-sale
Within one year	$10,497,991	$10,532,351
After one year through five years	20,020,218	19,800,652
After five years through ten years	46,310,897	47,653,082
After ten years	54,303,888	51,471,742
Total	$131,132,994	$129,457,827
Held-to-maturity
Within one year	$1,006,100	$1,019,813
After one year through five years	3,096,000	3,255,878
After five years through ten years	10,584,433	11,269,383
After ten years	7,604,717	8,046,444
Total	$22,291,250	$23,591,518

	December 31, 2010
	Amortized	Fair
	Cost	Value
Available-for-sale
Within one year	$5,331,027	$5,358,875
After one year through five years	29,887,473	30,017,692
After five years through ten years	60,417,550	59,944,455
After ten years	59,851,651	53,486,929
Total	$155,487,701	$148,807,951
Held-to-maturity
Within one year	$6,952	$6,952
After one year through five years	4,128,000	4,339,349
After five years through ten years	6,421,863	6,531,626
After ten years	2,374,843	2,677,078
Total	$12,931,658	$13,555,005

Sales of available-for-sale securities were as follows:

	2011	2010	2009

Proceeds	$52,262,277	$45,899,020	$31,953,561
Gross Gains	$782,710	$1,549,848	$790,839
Gross Losses	$356,980	$27,588	$2,997

The tax provision related to these net realized gains and losses was $164,715, $588,962 and $304,816 respectively.

Investment securities with a carrying value of $146,721,272 and $137,966,898 at December 31, 2011 and 2010 respectively were pledged to collateralize borrowing arrangements, secure public deposits and for other purposes required or permitted by law. At year-end 2011 and 2010, there were no holdings of securities of any one issuer, other than the U.S. Government, its agencies and government sponsored enterprises, in an amount greater than 10% of stockholders’ equity.

The following table summarizes securities with unrealized losses at December 31, 2011 and 2010 aggregated by major security type and length of time in a continuous unrealized loss position:

December 31, 2011	Less than 12 Months		More than 12 Months		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Description of Securities	Value	Loss	Value	Loss	Value	Loss
Available-for-Sale
U. S. Agencies	$3,981,580	$(17,206)	$—	$—	$3,981,580	$(17,206)
Corporate	16,547,668	(602,490)	6,352,685	(1,637,570)	22,900,353	(2,240,060)
Trust preferreds	—	—	3,614,860	(2,651,506)	3,614,860	(2,651,506)
State and municipals	—	—	—	—	—	—
Small Business Administration	1,046,665	(4,204)	5,104	(20)	1,051,769	(4,224)
Fannie Mae	—	—	—	—	—	—
Freddie Mac	—	—	—	—	—	—
Government National Mortgage Assoc	—	—	—	—	—	—
Collateralized Mortgage Obligations	—	—	723,689	(89,070)	723,689	(89,070)

Total available-for-sale	$21,575,913	$(623,900)	$10,696,338	$(4,378,166)	$32,272,251	$(5,002,066)

December 31, 2010	Less than 12 Months		More than 12 Months		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Description of Securities	Value	Loss	Value	Loss	Value	Loss
Available-for-Sale
U. S. Agencies	$50,289,047	$(1,205,122)	$—	$—	$50,289,047	$(1,205,122)
Corporate	9,033,450	(96,151)	4,043,200	(946,614)	13,076,650	(1,042,765)
Trust preferreds	—	—	3,402,901	(3,455,057)	3,402,901	(3,455,057)
State and municipals	32,161,960	(1,707,993)	—	—	32,161,960	(1,707,993)
Small Business Administration	2,930,457	(91,225)	5,537	(22)	2,935,994	(91,247)
Fannie Mae	22,785,826	(511,260)	—	—	22,785,826	(511,260)
Freddie Mac	10,255,793	(150,777)	—	—	10,255,793	(150,777)
Government National Mortgage Assoc	11,530,435	(307,353)	—	—	11,530,435	(307,353)
Collateralized Mortgage Obligations	—	—	2,745,753	(231,804)	2,745,753	(231,804)

Total available-for-sale	$138,986,968	$(4,069,881)	$10,197,391	$(4,633,497)	$149,184,359	$(8,703,378)

Held-to-Maturity
Small Business Administration	$—	$—	$663,146	$(123)	$663,146	$(123)

Total held-to-maturity	$—	$—	$663,146	$(123)	$663,146	$(123)

As of December 31, 2011, the Company’s security portfolio consisted of 354 securities, 36 of which were in an unrealized loss position. The majority of the unrealized losses are related to the Company’s agency, non-agency collateralized mortgage obligations, corporate and trust preferred securities as discussed below.

U.S. Agency and Agency Mortgage-Backed Securities

Fannie Mae, Freddie Mac, Ginnie Mae and the Small Business Administration guarantee the contractual cash flows of our agency and mortgage-backed securities. Fannie Mae and Freddie Mac are institutions which the government has affirmed its commitment to support. Our Ginnie Mae mortgage-backed securities are backed by the full faith and credit of the U.S. Government.

At December 31, 2011, of the six U.S. Government sponsored enterprise agency and mortgage-backed securities in an unrealized loss position in our available-for-sale portfolio, only one was in a continuous unrealized loss position for 12 months or more. The unrealized losses at December 31, 2011 were primarily attributable to changes in interest rates and illiquidity, and not credit quality. The Company does not have the intent to sell these agency and mortgage-backed securities and it is likely that it will not be required to sell the securities before their anticipated recovery. The Company does not consider these securities to be other-than-temporarily impaired at December 31, 2011.

Non-Agency Collateralized Mortgage Obligations

All of our non-agency collateralized mortgage obligations carry various amounts of credit enhancement. These securities were purchased based on the underlying loan characteristics such as loan to value ratio, credit scores, property type, location and the level of credit enhancement. Current characteristics of each security are reviewed regularly by management. If the level of credit loss coverage is sufficient; it indicates that we will receive all of the originally scheduled cash flows.

At December 31, 2011, the one non-agency collateralized mortgage obligation in an unrealized loss position was in a continuous unrealized loss position more than 12 months. It was rated Aaa or better at time of purchase. Including the security just disclosed, the Bank currently has two obligations totaling $1.4 million that based on the expected cash flows, delinquencies and credit support the Company has considered impaired and are currently below investment grade. The total impairment recorded during 2011 was $75,334. No impairment was recorded for 2010. The unrealized losses at December 31, 2011 and December 31, 2010 on these two securities were $89,070 and $144,000 respectively. These securities remain available for sale at December 31, 2011.

Corporate Debt Securities

At December 31, 2011, of the 20 corporate debt securities in an unrealized loss position, five were in a continuous unrealized loss position of 12 months or more. We have assessed these securities and determined that the decline in fair value was temporary. In making this determination, we considered the period of time the securities were in a loss position, the percentage decline in comparison with the securities’ amortized cost, the financial condition of the issuer, and the delinquency or default rates based on the applicable bond ratings. In addition, we do not have the intent to sell these securities and it is not more likely than not that we will be required to sell these securities before their anticipated recovery of their cost basis, which may be at maturity. Included in the five securities whose unrealized loss position exceeds 12 months was a $2.5 million Strats-Goldman Sachs Corporation obligation, maturing February 15, 2034 which is a variable rate note based on the 6 month LIBOR. The current rate on the security is 1.77%. The unrealized loss was $1,190,000 and $914,000 at December 31, 2011 and December 31, 2010 respectively. In addition to the items noted above, we reviewed capital ratios, public filings of the issuer and related trust documents in the review of the unrealized loss. Strats-Goldman Sachs Corporation is paying as agreed. The other four securities in a continuous unrealized loss position were finance sector corporate debt securities all rated above investment grade with variable interest rates that have maturities ranging from 2015 to 2020. The Company does not consider these securities to be other-than-temporarily impaired at December 31, 2011.

Trust Preferred Securities

The Company currently has $3.6 million invested in nine trust preferred securities as of December 31, 2011 whose unrealized losses have been in a continuous loss position exceeding 12 months or more. All of the trust preferred securities are pooled issuances. Of the $3.6 million, $976,000 has variable rates of interest. $3.6 million of the investments are on nonaccrual as of December 31, 2011. The unrealized losses at December 31, 2011 and December 31, 2010 on the nine securities totaled $2.7 million and $3.5 million respectively.

The following table provides detailed information related to the trust preferred securities held as of December 31, 2011:

									Expected
							Number of	Actual	Additional	Excess
							Banks and	Deferrals and	Deferrals and	Subordination
							Insurance	Defaults	Defaults	Defaults
							Companies	as % of	as % of	as % of
		Book	Fair	Unrealized	Realized	Lowest	Currently	Original	Performing	Performing
Description	Class	Value (2)	Value	Loss	Loss (2) (3)	Rating (1)	Performing	Collateral	Collateral	Collateral

Preferred Term Ltd	Mezz	$750,563	$628,342	$(122,221)	$337,591	C	17	38.07%	16.87%	-32.48%
Preferred Term Ltd	Mezz	1,505,862	1,206,417	(299,445)	683,159	C	17	38.07%	16.87%	-32.48%
Preferred Term Ltd	Mezz	1,003,908	804,278	(199,630)	455,440	C	17	38.07%	16.87%	-32.48%
Preferred Term X	B-3	813,166	329,978	(483,188)	1,163,085	C	33	49.98%	14.37%	-80.21%
Preferred Term XV	B-2	634,119	244,530	(389,589)	365,881	C	51	31.31%	15.24%	-31.94%
Preferred Term XV	B-3	640,993	248,704	(392,289)	359,007	C	51	31.31%	15.24%	-31.94%
Preferred Term XXVI	C-1	673,435	117,011	(556,424)	311,757	C	48	28.26%	19.01%	-21.20%
Preferred Term XXVI	D-1	-	-	-	496,788	C	48	28.26%	19.01%	-30.92%
MMCF IX	B-2	244,320	35,600	(208,720)	710,345	D	17	50.68%	14.24%	-84.73%

		$6,266,366	$3,614,860	$(2,651,506)	$4,883,053

(1) The table above presents ratings information as of December 31, 2011. The securities had "investment grade"
ratings by Moody's (Baa2 or better) at the time of purchase, but have since been downgraded by the ratings agencies
(2) Book value has been reduced by realized losses to reflect a new amortized cost basis
(3) Represents life to date cumulative loss recognized in the income statement

The structuring of trust preferred securities generally provide for a waterfall approach to absorbing losses whereby lower tranches are initially impacted and more senior tranches are impacted after lower tranches can no longer absorb losses. Likewise, the waterfall approach also applies to principal and interest payments received, as senior tranches have priority over lower tranches in the receipt of payments. In addition, there may be multiple classes within a single tranche that react differently to assumptions utilized in cash flow models due to the different features of the class such as fixed rate, floating rate, or a combination of both. In determining the amount of “currently performing” collateral for purposes of the table above, the total amount of issuers’ balances outstanding have been reduced by the amount in deferral and default. Also, for some of the securities, management has further reduced the total performing balance for the effects of issuers’ subsequent announcements of their intent to defer on the next applicable payment, and for other relevant circumstances through the date of issuance of the financial statements. Management considered all such announcements and circumstances known to us in evaluating the pooled trust preferred securities for OTTI as of December 31, 2011.

In the table above, “Excess Subordination Defaults as % of Performing Collateral” (Excess Subordination Ratio) was calculated as follows: total face value of performing collateral minus face value of all outstanding note balances not subordinate to our investment, divided by total face value of performing collateral. The Excess Subordination Ratio measures the extent to which there may be tranches within each pooled trust preferred structure available to absorb credit losses before the Company’s securities would be adversely impacted. In 2008, 2009 and 2010, the amount of deferrals and defaults on the pools described above rose significantly, which has resulted in substantial reductions in the amounts of performing collateral. As a result, the negative Excess Subordination Ratio percentages shown in the table signify there is no support from subordinate tranches available to absorb losses before the Company’s securities would be adversely impacted. A negative Subordination Ratio is not definitive, in isolation, for determining whether or not OTTI should be recorded for a pooled trust preferred security. Other factors affect the timing and amount of cash flows available for payments to the note holders (investors); including the excess interest paid by the issuers (the issuers typically pay higher rates of interest than are paid out to the note holders).

The Company uses the OTTI evaluation model to compare the present value of expected cash flows to the previous estimates to ensure there are no adverse changes in cash flows during the quarter. The OTTI model considers the structure and term of the trust preferred securities and the financial condition of the underlying issuers, the timing and amount of interest and principal payments of the underlying issuers, and the allocation of the payments to the note classes. The current estimate of expected cash flows is based on the most recent trustee reports and any other relevant market information including announcements of interest payment deferrals or defaults of underlying trust preferred securities. Assumptions used in the models are as follows:

Significant inputs at December 31, 2011

Annual prepayment	1% annually
Projected severity of loss on current defaults	100%
Projected severity of loss on current deferrals	0% - 80%
Projected severity of loss on specific deferrals	0% - 80%
Projected additional defaults:	0.375% applied annually
Projected severity of loss on additional defaults	60 - 75%
Present value discount rates for OTTI	3.66% - 9.91%
Present value discount rates for fair value	15%

The discount rates range can vary depending on the index the instruments are tied to as well as the spread for each instrument. The Company uses market-based yield indicators as a baseline for determining appropriate discount rates, and then adjusts the resulting discount rates on the basis of its credit and structural analysis of specific trust preferred securities. The Company looks principally to market yields to maturity for investment grade and non investment grade trust preferred securities for which there is an active and liquid market. The next step is to make a series of adjustments to reflect the differences that nevertheless exist between these products (both credit and structural) and, most importantly, to reflect idiosyncratic credit performance differences (both actual and projected) between these products and the underlying collateral in the specific trust preferred securities. In addition, utilization of the individual trust preferred investment’s interest crediting rate and if applicable, margin index, is utilized in calculating the expected cash flows.

Prepayments can occur at the discretion of the issuer on predetermined call increments. The call provision allows the issuer to prepay some or the entire outstanding debt obligation on the fifth year and every fifth year thereafter. Due to the general weakness of the financial sector and the regulatory requirements to maintain and increase the capitalization of U.S. banks, the Company concluded that the issuers were unlikely to prepay their outstanding debt obligation and thereby reducing their individual capital ratios during this continued difficult economic cycle.

The Company reviews each issuer individually for projected future deferrals and defaults. The purpose of the individual issuer review is to determine if an individual issuer demonstrates a significant likelihood of potential deferral/default so as to require a further addition to the projected additional default percentages as outlined in the above table. This review includes obtaining quarterly financial information and monitoring news releases and pertinent information relative to those issuers. The Company specifically reviews certain financial ratios including Fitch Score and “Texas Ratio” as well as capital adequacy and participation in the Troubled Asset Relief Program of each issuer. The Company believes the “Texas Ratio (“TR”)” is a prominent indicator of the stress a financial institution is experiencing. The TR is calculated by dividing nonperforming assets and loans, including past due 90 days or more, by the sum of tangible equity and loan loss reserves. Management judgmentally establishes various credit criteria, and combinations of credit criteria and those issuers meeting some combination of such criteria are considered additional deferrals as of the reporting date. Based on the results of this analysis, the Company ensures that actual deferrals/defaults as well as forecasted deferrals/defaults of specific institutions are appropriately factored into the cash flow projections for each security. The default and recovery probabilities for each piece of collateral were formed based on the evaluation of collateral credit and a review of historical default data and current/near term operating conditions. There is no recovery estimated for actual defaulted issuers. Projected deferrals are modeled in a consistent manner with actual deferrals. One of these securities was fully impaired in 2009. Our model indicated additional other-than-temporary impairment on three of these securities, which resulted from management projecting additional defaults or deferrals during the period.

OTTI losses totaled $292,000 during 2011 which was recorded as expense. The other five trust preferred securities had no further other-than-temporary impairment in 2011. These eight securities remain classified as available-for-sale at December 31, 2011. It is possible that the underlying collateral of these securities will perform worse than expectations including an increase in deferrals/defaults above projections, which may lead to adverse changes in cash flows on these securities and potential future OTTI losses. Events that may trigger material declines in fair value for these securities in the future would include, but are not limited to, deterioration of credit metrics, such as significantly higher levels of defaults, and severity of loss on the underlying collateral and further illiquidity.

The table below presents a roll-forward of the credit losses recognized in earnings for years ended December 31:

	2011	2010	2009
Beginning Balance	$5,739,797	$3,316,686	$1,021,845
Amounts related to credit loss for which no other-than temporary impairment	—
was previously recognized	75,334	311,757	2,294,841
Amounts realized for securities sold during the period	—	—	—
Amounts related to securities for which the company intends to sell or that it will be more likely than not that the company will be required to sell
prior to recovery of amortized cost basis	—	—
Reductions for increases in cash flows expected to be collected that are
recognized over the remaining life of the security	—	—	—
Increases to the amount related to the credit loss for which
other-than-temporary impairment was previously recognized	292,090	2,111,354	—
Ending Balance	$6,107,221	$5,739,797	$3,316,686

Unrealized losses on other investments have not been recognized into income because the issuer(s) securities are of investment grade (except as indicated above), management does not intend to sell and it is more likely than not that management would be required to sell the securities prior to their anticipated recovery, and the decline in fair value is largely due to changes in interest rates. The fair value is expected to recover as the bond(s) approach maturity.